Cover	Oct. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2025
Entity File Number	001-13467
Entity Registrant Name	Inhibitor Therapeutics, Inc.
Entity Central Index Key	0001042418
Entity Tax Identification Number	30-0793665
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3014 West Palmira Ave.
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33629
City Area Code	(813)
Local Phone Number	864-2562
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false